Schedule of Investments (unaudited) March 31, 2020	BlackRock High Yield Portfolio (Percentages shown are based on Net Assets)

Security	Shares		Value

Common Stocks — 0.9%

Aerospace & Defense — 0.0%
Bombardier, Inc., Class B(a)		11,959	$3,867

Chemicals — 0.3%
Element Solutions, Inc.(a)		9,095	76,034

Energy Equipment & Services — 0.0%
McDermott International, Inc.(a)		673	39

Equity Real Estate Investment Trusts (REITs) — 0.3%
Gaming and Leisure Properties, Inc.		1,034	28,652
VICI Properties, Inc.		2,428	40,402

			69,054

Life Sciences Tools & Services — 0.0%
PPD, Inc.(a)		114	2,030

Media — 0.1%
Clear Channel Outdoor Holdings, Inc.(a)		8,587	5,496

Metals & Mining — 0.1%
Constellium SE, Class A(a)		5,016	26,133

Pharmaceuticals — 0.1%
Bausch Health Cos., Inc.(a)		1,732	26,846

Total Common Stocks — 0.9% (Cost: $351,073)			209,499

	Par (000)

Corporate Bonds — 83.8%

Aerospace & Defense — 4.2%
Arconic, Inc.:
5.40%, 04/15/21	USD	2	1,983
5.13%, 10/01/24		110	108,625
Bombardier, Inc.(b):
8.75%, 12/01/21		39	32,419
5.75%, 03/15/22		8	6,060
6.13%, 01/15/23		26	18,330
7.50%, 12/01/24		42	28,350
7.50%, 03/15/25		14	10,003
7.88%, 04/15/27		119	79,414
BWX Technologies, Inc., 5.38%, 07/15/26(b) .		36	34,560
Huntington Ingalls Industries, Inc.(b):
3.84%, 05/01/25		25	25,737
4.20%, 05/01/30		35	36,278
Kratos Defense & Security Solutions, Inc.,
6.50%, 11/30/25(b)		28	25,620
Moog, Inc., 4.25%, 12/15/27(b)		27	24,368
Signature Aviation US Holdings, Inc.(b):
5.38%, 05/01/26		3	2,902
4.00%, 03/01/28		25	22,570
SSL Robotics LLC, 9.75%, 12/31/23(b)		17	17,510
TransDigm, Inc., 6.25%, 03/15/26(b)		517	515,061

			989,790

Auto Components — 1.7%
Allison Transmission, Inc., 5.88%, 06/01/29(b)		48	45,120
Dealer Tire LLC, 8.00%, 02/01/28(b)		25	20,000
Icahn Enterprises LP:
6.75%, 02/01/24		12	11,580

Security	Par (000)		Value

Auto Components (continued)
4.75%, 09/15/24	USD	13	$11,956
6.38%, 12/15/25		6	5,670
6.25%, 05/15/26		12	11,340
5.25%, 05/15/27		48	44,340
Panther BF Aggregator 2 LP(b):
6.25%, 05/15/26		120	113,400
8.50%, 05/15/27		168	146,563

			409,969

Automobiles — 0.1%
Tesla, Inc., 5.30%, 08/15/25(b)		25	23,438

Banks — 0.4%
Banco Espirito Santo SA, 4.75%, 01/15/18(a)(c)	EUR	100	17,646
CIT Group, Inc.:
5.00%, 08/01/23	USD	54	51,954
5.25%, 03/07/25		24	23,400

			93,000

Building Products — 0.7%(b)
Advanced Drainage Systems, Inc., 5.00%, 09/30/27		24	21,360
Builders FirstSource, Inc., 5.00%, 03/01/30 . 18			16,200
CPG Merger Sub LLC, 8.00%, 10/01/21		52	50,461
JELD-WEN, Inc., 4.63%, 12/15/25		14	12,320
Masonite International Corp.:
5.75%, 09/15/26		9	8,820
5.38%, 02/01/28		8	7,862
Standard Industries, Inc.:
5.38%, 11/15/24		19	18,335
6.00%, 10/15/25		32	31,450

			166,808

Capital Markets — 1.6%
AG Issuer LLC, 6.25%, 03/01/28(b)		3	2,520
Altice France Holding SA, 10.50%, 05/15/27(b)		200	211,000
Goldman Sachs Group, Inc. (The), Series R, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.22%), 4.95%(d)(e)		70	62,300
MSCI, Inc.(b):
4.75%, 08/01/26		4	3,940
4.00%, 11/15/29		8	7,947
3.63%, 09/01/30		7	6,641
Owl Rock Capital Corp.:
5.25%, 04/15/24		6	5,820
4.00%, 03/30/25		15	11,566
3.75%, 07/22/25		65	53,918
State Street Corp., (SOFR + 2.65%), 3.15%, 03/30/31(b)(e)		5	5,115

			370,767

Chemicals — 1.6%
Blue Cube Spinco LLC:
9.75%, 10/15/23		10	10,387
10.00%, 10/15/25		58	61,196
Chemours Co. (The):
6.63%, 05/15/23		38	32,300
5.38%, 05/15/27		6	4,589
Ecolab, Inc., 4.80%, 03/24/30		20	22,466
Element Solutions, Inc., 5.88%, 12/01/25(b)		. 121	118,580
Gates Global LLC, 6.25%, 01/15/26(b)		39	34,515
GCP Applied Technologies, Inc., 5.50%, 04/15/26(b)		19	17,670
NOVA Chemicals Corp., 4.88%, 06/01/24(b)		. 4	3,510
PQ Corp.(b):
6.75%, 11/15/22		2	2,010
5.75%, 12/15/25		51	45,900
Valvoline, Inc., 4.25%, 02/15/30(b)		25	23,435

1

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock High Yield Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Chemicals (continued)
W.R. Grace & Co., 5.63%, 10/01/24(b)	USD	3	$2,954

			379,512

Commercial Services & Supplies — 3.2%
ADT Security Corp. (The):
3.50%, 07/15/22		6	5,850
4.88%, 07/15/32(b)		65	55,231
Allied Universal Holdco LLC(b):
6.63%, 07/15/26		186	182,745
9.75%, 07/15/27		60	56,544
APX Group, Inc.:
7.88%, 12/01/22		19	17,867
8.50%, 11/01/24(b)		4	3,650
6.75%, 02/15/27(b)		25	20,750
Aramark Services, Inc.(b):
5.00%, 04/01/25		4	3,786
5.00%, 02/01/28		29	26,988
Clean Harbors, Inc.(b):
4.88%, 07/15/27		10	9,789
5.13%, 07/15/29		13	12,090
Garda World Security Corp.(b):
4.63%, 02/15/27		26	23,270
9.50%, 11/01/27		18	16,090
GFL Environmental, Inc.(b):
7.00%, 06/01/26		73	70,658
5.13%, 12/15/26		49	47,775
8.50%, 05/01/27		25	25,117
IAA, Inc., 5.50%, 06/15/27(b)		17	16,448
KAR Auction Services, Inc., 5.13%, 06/01/25(b)		12	11,460
Mobile Mini, Inc., 5.88%, 07/01/24		50	47,875
Nielsen Co. Luxembourg SARL (The), 5.00%, 02/01/25(b)		6	5,565
Prime Security Services Borrower LLC(b):
5.25%, 04/15/24		8	7,902
5.75%, 04/15/26		14	13,720
6.25%, 01/15/28		36	31,050
Ritchie Bros Auctioneers, Inc., 5.38%, 01/15/25(b)		9	8,977
Vericast Corp., 8.38%, 08/15/22(b)		12	9,255
Waste Pro USA, Inc., 5.50%, 02/15/26(b)		36	33,401

			763,853

Communications Equipment — 0.6%
CommScope, Inc.(b):
5.50%, 03/01/24		31	31,372
6.00%, 03/01/26		21	20,968
Nokia OYJ, 6.63%, 05/15/39		55	55,715
ViaSat, Inc., 5.63%, 04/15/27(b)		46	45,425

			153,480

Construction & Engineering — 0.2%(b)
Brand Industrial Services, Inc., 8.50%, 07/15/25		46	36,119
New Enterprise Stone & Lime Co., Inc.:
10.13%, 04/01/22		17	16,958
6.25%, 03/15/26		7	6,440

			59,517

Consumer Finance — 1.5%
Ally Financial, Inc., 8.00%, 11/01/31		125	144,837
Global Aircraft Leasing Co. Ltd., 6.50%, (6.50% Cash or 7.25% PIK), 09/15/24(b)(f)		50	32,047
Navient Corp.:
7.25%, 09/25/23		8	7,760
6.13%, 03/25/24		6	5,550
5.88%, 10/25/24		6	5,520
6.75%, 06/25/25		2	1,840
6.75%, 06/15/26		2	1,840

Security	Par (000)		Value

Consumer Finance (continued)
5.00%, 03/15/27	USD	21	$18,054
Springleaf Finance Corp.:
6.88%, 03/15/25		33	33,235
7.13%, 03/15/26		35	34,650
6.63%, 01/15/28		19	17,955
5.38%, 11/15/29		9	8,235
Toyota Motor Credit Corp., 3.38%, 04/01/30		35	35,342

			346,865

Containers & Packaging — 2.1%
Berry Global, Inc., 4.88%, 07/15/26(b)		7	7,070
Crown Americas LLC:
4.75%, 02/01/26		10	10,247
4.25%, 09/30/26		58	57,130
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26		4	4,100
Graphic Packaging International LLC(b):
4.75%, 07/15/27		9	8,802
3.50%, 03/15/28		11	9,897
Intertape Polymer Group, Inc., 7.00%, 10/15/26(b)		15	14,325
LABL Escrow Issuer LLC, 6.75%, 07/15/26(b)		45	41,400
Mauser Packaging Solutions Holding Co., 5.50%, 04/15/24(b)		104	95,680
Reynolds Group Issuer, Inc.(b):
5.13%, 07/15/23		2	1,980
7.00%, 07/15/24		18	18,292
Sealed Air Corp., 6.88%, 07/15/33(b)		9	9,018
Silgan Holdings, Inc., 4.13%, 02/01/28(b)		16	14,760
Trivium Packaging Finance BV, 8.50%, 08/15/27(b)(g)		200	201,000

			493,701

Distributors — 0.9%(b)
American Builders & Contractors Supply Co., Inc.:
5.88%, 05/15/26		11	10,478
4.00%, 01/15/28		30	27,300
Core & Main Holdings LP, 8.63%, (8.63% Cash or 9.38% PIK), 09/15/24(f)		45	41,175
Core & Main LP, 6.13%, 08/15/25		99	92,070
Wolverine Escrow LLC:
8.50%, 11/15/24		22	17,545
9.00%, 11/15/26		29	23,562

			212,130

Diversified Consumer Services — 0.3%
frontdoor, Inc., 6.75%, 08/15/26(b)		14	13,405
Graham Holdings Co., 5.75%, 06/01/26(b)		15	14,700
Laureate Education, Inc., 8.25%, 05/01/25(b)		11	10,945
Service Corp. International, 5.13%, 06/01/29		9	9,180
ServiceMaster Co. LLC (The), 5.13%, 11/15/24(b)		17	16,787

			65,017

Diversified Financial Services — 1.9%(b)
Fairstone Financial, Inc., 7.88%, 07/15/24		16	15,040
MPH Acquisition Holdings LLC, 7.13%, 06/01/24		72	62,644
Refinitiv US Holdings, Inc.:
4.50%, 05/15/26	EUR	100	109,187
6.25%, 05/15/26	USD	20	20,650
8.25%, 11/15/26		71	74,905
Verscend Escrow Corp., 9.75%, 08/15/26		164	163,692

			446,118

2

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock High Yield Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Diversified Telecommunication Services — 6.3%
Altice France SA, 8.13%, 02/01/27(b)	USD	248	$258,540
CCO Holdings LLC(b):
4.00%, 03/01/23		13	12,951
5.75%, 02/15/26		19	19,241
5.00%, 02/01/28		12	12,030
5.38%, 06/01/29		30	30,828
4.75%, 03/01/30		33	32,835
4.50%, 08/15/30		94	92,120
4.50%, 05/01/32		101	98,495
CenturyLink, Inc.:
Series W, 6.75%, 12/01/23		33	35,072
Series Y, 7.50%, 04/01/24		35	38,325
5.13%, 12/15/26(b)		90	90,000
4.00%, 02/15/27(b)		45	43,650
Series P, 7.60%, 09/15/39		31	30,070
Series U, 7.65%, 03/15/42		43	41,710
Cincinnati Bell, Inc., 7.00%, 07/15/24(b)		12	12,075
Front Range BidCo, Inc.(b):
4.00%, 03/01/27		23	21,994
6.13%, 03/01/28		76	72,200
Frontier Communications Corp., 8.00%,
04/01/27(b)		109	107,505
Intelsat Jackson Holdings SA, 5.50%, 08/01/23		80	52,400
Level 3 Financing, Inc.:
5.38%, 05/01/25		6	5,970
5.25%, 03/15/26		1	999
4.63%, 09/15/27(b)		2	1,988
Qualitytech LP, 4.75%, 11/15/25(b)		18	17,370
Qwest Corp., 6.75%, 12/01/21		10	10,363
Sprint Capital Corp.:
6.88%, 11/15/28		90	102,798
8.75%, 03/15/32		71	93,897
Telecom Italia Capital SA:
6.38%, 11/15/33		37	37,555
6.00%, 09/30/34		51	50,490
7.20%, 07/18/36		6	6,210
7.72%, 06/04/38		9	9,515
Telesat Canada(b):
4.88%, 06/01/27		49	46,785
6.50%, 10/15/27		2	1,920

			1,487,901

Electric Utilities — 0.9%
Edison International, 4.95%, 04/15/25		10	9,977
NextEra Energy Operating Partners LP(b):
4.25%, 07/15/24		25	24,375
4.25%, 09/15/24		14	13,650
4.50%, 09/15/27		13	12,675
NRG Energy, Inc.:
3.75%, 06/15/24(b)		13	12,753
6.63%, 01/15/27		19	19,760
4.45%, 06/15/29(b)		46	46,540
5.25%, 06/15/29(b)		38	39,140
Vistra Operations Co. LLC(b):
3.55%, 07/15/24		6	5,639
5.00%, 07/31/27		2	2,030
4.30%, 07/15/29		30	26,598

			213,137

Electrical Equipment — 0.2%
Sensata Technologies BV(b):
5.63%, 11/01/24		13	12,675
5.00%, 10/01/25		29	27,477

			40,152

Security	Par (000)		Value

Electronic Equipment, Instruments & Components — 0.3%
CDW LLC:
5.50%, 12/01/24	USD	25	$26,057
5.00%, 09/01/25		35	36,061
Sensata Technologies, Inc., 4.38%, 02/15/30(b)		16	14,400

			76,518

Energy Equipment & Services — 0.5%
Apergy Corp., 6.38%, 05/01/26		22	16,940
Archrock Partners LP, 6.88%, 04/01/27(b)		21	14,912
Nabors Industries Ltd.(b):
7.25%, 01/15/26		16	5,440
7.50%, 01/15/28		14	4,480
Nabors Industries, Inc., 4.63%, 09/15/21		2	1,260
Pacific Drilling SA, 8.38%, 10/01/23(b)		29	7,830
Tervita Corp., 7.63%, 12/01/21(b)		18	12,600
Transocean, Inc.:
6.50%, 11/15/20		3	2,385
8.00%, 02/01/27(b)		29	13,775
USA Compression Partners LP:
6.88%, 04/01/26		35	21,875
6.88%, 09/01/27		29	17,980

			119,477

Entertainment — 0.8%
Lions Gate Capital Holdings LLC(b):
6.38%, 02/01/24		3	2,640
5.88%, 11/01/24		14	11,970
Live Nation Entertainment, Inc.(b):
4.88%, 11/01/24		3	2,731
4.75%, 10/15/27		12	10,680
Netflix, Inc.:
4.88%, 04/15/28		7	7,210
5.88%, 11/15/28		83	88,685
5.38%, 11/15/29(b)		26	26,979
4.88%, 06/15/30(b)		32	32,485

			183,380

Equity Real Estate Investment Trusts (REITs) — 4.2%
Brookfield Property REIT, Inc., 5.75%,
05/15/26(b)		16	12,982
Crown Castle International Corp., 3.30%,
07/01/30		15	14,877
GLP Capital LP:
3.35%, 09/01/24		15	13,275
5.25%, 06/01/25		13	12,025
5.38%, 04/15/26		11	9,750
4.00%, 01/15/30		44	36,995
Iron Mountain, Inc.(b):
4.88%, 09/15/27		2	1,940
4.88%, 09/15/29		31	29,121
MGM Growth Properties Operating Partnership LP:
5.63%, 05/01/24		83	79,680
4.50%, 09/01/26		32	26,560
5.75%, 02/01/27		27	23,490
4.50%, 01/15/28		37	31,450
MPT Operating Partnership LP:
5.00%, 10/15/27		103	99,910
4.63%, 08/01/29		44	40,920
Ryman Hospitality Properties, Inc., 4.75%,
10/15/27(b)		45	33,750
SBA Communications Corp.:
4.00%, 10/01/22		32	31,991
4.88%, 09/01/24		79	80,086
3.88%, 02/15/27(b)		60	60,150
Uniti Group LP(b):
6.00%, 04/15/23		27	24,570

3

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock High Yield Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Equity Real Estate Investment Trusts (REITs) (continued)
7.88%, 02/15/25	USD	42	$38,614
VICI Properties LP(b):
3.50%, 02/15/25		37	34,502
4.25%, 12/01/26		106	97,255
3.75%, 02/15/27		39	36,758
4.63%, 12/01/29		44	40,145
4.13%, 08/15/30		101	94,561

			1,005,357

Food & Staples Retailing — 0.5%
Albertsons Cos., Inc.(b):
4.63%, 01/15/27		51	50,745
5.88%, 02/15/28		27	27,481
4.88%, 02/15/30		16	15,960
Sysco Corp.:
5.65%, 04/01/25		10	10,410
5.95%, 04/01/30		14	14,698

			119,294

Food Products — 2.3%
Chobani LLC, 7.50%, 04/15/25(b)		62	56,420
Darling Ingredients, Inc., 5.25%, 04/15/27(b) .		3	2,909
General Mills, Inc., 2.88%, 04/15/30		5	4,990
JBS USA LUX SA(b):
5.88%, 07/15/24		27	27,337
5.75%, 06/15/25		30	30,300
6.75%, 02/15/28		43	45,816
6.50%, 04/15/29		57	61,144
5.50%, 01/15/30		24	24,780
Kraft Heinz Foods Co.:
5.00%, 07/15/35		10	9,942
6.88%, 01/26/39		22	25,164
4.63%, 10/01/39(b)		9	8,060
6.50%, 02/09/40		15	16,368
5.20%, 07/15/45		26	24,996
4.38%, 06/01/46		39	35,132
4.88%, 10/01/49(b)		75	68,195
Post Holdings, Inc.(b):
5.00%, 08/15/26		14	14,408
5.63%, 01/15/28		16	16,240
5.50%, 12/15/29		7	7,261
4.63%, 04/15/30		34	32,555
Simmons Foods, Inc., 7.75%, 01/15/24(b)		25	25,000

			537,017

Gas Utilities — 0.1%
Superior Plus LP, 7.00%, 07/15/26(b)		24	23,400

Health Care Equipment & Supplies — 0.8%
Hologic, Inc.(b):
4.38%, 10/15/25		4	3,961
4.63%, 02/01/28		28	28,070

Immucor, Inc., 11.13%, 02/15/22(b)		8	7,200
Ortho-Clinical Diagnostics, Inc.(b):
6.63%, 05/15/22		45	42,525
7.25%, 02/01/28		112	96,309
Teleflex, Inc., 4.88%, 06/01/26		25	24,750

			202,815

Health Care Providers & Services — 5.9%
Acadia Healthcare Co., Inc., 5.13%, 07/01/22		6	5,719
AHP Health Partners, Inc., 9.75%, 07/15/26(b)		29	25,095
Centene Corp.(b):
5.25%, 04/01/25		29	29,145
5.38%, 06/01/26		32	32,964
5.38%, 08/15/26		45	45,900
4.25%, 12/15/27		61	59,780
4.63%, 12/15/29		144	144,720

Security	Par (000)		Value

Health Care Providers & Services (continued)
3.38%, 02/15/30	USD	41	$38,130
Community Health Systems, Inc.(b):
8.63%, 01/15/24		60	59,231
6.63%, 02/15/25		24	22,200
8.00%, 03/15/26		103	97,850
HCA, Inc.:
5.38%, 02/01/25		68	69,530
5.63%, 09/01/28		55	57,568
5.88%, 02/01/29		46	48,645
3.50%, 09/01/30		121	109,773
LifePoint Health, Inc., 4.38%, 02/15/27(b)		7	6,594
MEDNAX, Inc.(b):
5.25%, 12/01/23		15	12,225
6.25%, 01/15/27		27	21,667
Molina Healthcare, Inc.:
5.38%, 11/15/22(g)		20	19,500
4.88%, 06/15/25(b)		9	8,775
Polaris Intermediate Corp., 8.50%, (8.50%
Cash or 9.25% PIK), 12/01/22(b)(f)		40	30,742
Radiology Partners, Inc., 9.25%, 02/01/28(b) . 12			10,389
Surgery Center Holdings, Inc.(b):
6.75%, 07/01/25		61	43,620
10.00%, 04/15/27		30	21,000
Tenet Healthcare Corp.:
8.13%, 04/01/22		62	59,055
4.63%, 07/15/24		24	22,920
4.63%, 09/01/24(b)		31	29,692
4.88%, 01/01/26(b)		129	122,872
6.25%, 02/01/27(b)		30	29,250
5.13%, 11/01/27(b)		83	79,058
Vizient, Inc., 6.25%, 05/15/27(b)		36	35,115

			1,398,724

Hotels, Restaurants & Leisure — 3.3%
1011778 BC ULC(b):
5.00%, 10/15/25		94	89,769
3.88%, 01/15/28		29	27,550
4.38%, 01/15/28		44	40,652
Boyne USA, Inc., 7.25%, 05/01/25(b)		13	12,415
Cedar Fair LP, 5.25%, 07/15/29(b)		15	12,675
Churchill Downs, Inc.(b):
5.50%, 04/01/27		54	50,904
4.75%, 01/15/28		41	35,670
Eldorado Resorts, Inc., 6.00%, 09/15/26		12	10,830
Golden Nugget, Inc., 6.75%, 10/15/24(b)		92	57,950
Hilton Domestic Operating Co., Inc.:
5.13%, 05/01/26		31	29,140
4.88%, 01/15/30		64	54,400
Hilton Worldwide Finance LLC, 4.88%, 04/01/27		14	13,300
IRB Holding Corp., 6.75%, 02/15/26(b)		4	3,152
KFC Holding Co., 5.25%, 06/01/26(b)		12	11,983
Las Vegas Sands Corp.:
2.90%, 06/25/25		5	4,533
3.50%, 08/18/26		6	5,488
3.90%, 08/08/29		2	1,724
Marriott Ownership Resorts, Inc., 6.50%, 09/15/26		2	1,740
MGM Resorts International:
7.75%, 03/15/22		37	36,649
6.00%, 03/15/23		25	24,125
Scientific Games International, Inc.(b):
5.00%, 10/15/25		52	45,240
8.25%, 03/15/26		57	36,486
7.00%, 05/15/28		19	11,685
7.25%, 11/15/29		14	8,750

4

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock High Yield Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Hotels, Restaurants & Leisure (continued)
Six Flags Entertainment Corp., 5.50%, 04/15/27(b)	USD	31	$26,117
Station Casinos LLC, 4.50%, 02/15/28(b)		17	13,770
Wyndham Destinations, Inc., 5.75%, 04/01/27(g)		8	6,680
Wyndham Hotels & Resorts, Inc., 5.38%, 04/15/26(b)		9	7,830
Wynn Las Vegas LLC, 5.25%, 05/15/27(b)		28	25,340
Wynn Resorts Finance LLC, 5.13%, 10/01/29(b)		39	35,490
Yum! Brands, Inc.:
3.88%, 11/01/23		2	1,860
7.75%, 04/01/25(b)		28	29,400
4.75%, 01/15/30(b)		12	11,280
5.35%, 11/01/43		2	1,700

			786,277

Household Durables — 1.3%
Ashton Woods USA LLC, 6.63%, 01/15/28(b)		7	5,530
Brookfield Residential Properties, Inc.(b):
6.25%, 09/15/27		13	11,276
4.88%, 02/15/30		27	20,512
Installed Building Products, Inc., 5.75%, 02/01/28(b)		13	12,383
K. Hovnanian Enterprises, Inc., 7.75%, 02/15/26(b)		28	28,630
Lennar Corp.:
6.63%, 05/01/20		6	5,992
5.25%, 06/01/26		14	14,245
4.75%, 11/29/27		58	57,855
Mattamy Group Corp.(b):
5.25%, 12/15/27		14	13,020
4.63%, 03/01/30		16	13,760
MDC Holdings, Inc., 6.00%, 01/15/43		10	9,455
Meritage Homes Corp., 5.13%, 06/06/27		4	3,760
PulteGroup, Inc.:
5.00%, 01/15/27		2	1,996
7.88%, 06/15/32		2	2,200
6.38%, 05/15/33		30	30,321
6.00%, 02/15/35		6	6,045
Shea Homes LP, 4.75%, 02/15/28(b)		17	14,514
Taylor Morrison Communities, Inc., 5.88%, 06/15/27(b)		7	6,501
Tempur Sealy International, Inc., 5.50%, 06/15/26		2	1,750
TRI Pointe Group, Inc., 4.88%, 07/01/21		13	12,075
Williams Scotsman International, Inc.(b):
7.88%, 12/15/22		12	11,706
6.88%, 08/15/23		26	23,660

			307,186

Household Products — 0.1%(b)
Energizer Holdings, Inc.:
6.38%, 07/15/26		6	6,060
7.75%, 01/15/27		18	18,607
Spectrum Brands, Inc., 5.00%, 10/01/29		6	5,100

			29,767

Independent Power and Renewable Electricity Producers — 1.3%
Calpine Corp.:
5.50%, 02/01/24		9	8,550
5.75%, 01/15/25		45	41,625
5.25%, 06/01/26(b)		31	29,450
4.50%, 02/15/28(b)		49	47,493
5.13%, 03/15/28(b)		132	121,440
Clearway Energy Operating LLC:
5.75%, 10/15/25		9	8,910
4.75%, 03/15/28(b)		23	21,333
Pattern Energy Group, Inc., 5.88%, 02/01/24(b)		24	23,824

Security	Par (000)		Value

Independent Power and Renewable Electricity Producers (continued)
Talen Energy Supply LLC:
6.50%, 06/01/25	USD	4	$2,589
10.50%, 01/15/26(b)		4	2,880

			308,094

Insurance — 1.1%
Acrisure LLC, 8.13%, 02/15/24(b)		7	6,818
Aflac, Inc., 3.60%, 04/01/30		30	30,385
Alliant Holdings Intermediate LLC, 6.75%, 10/15/27(b)		92	86,149
AmWINS Group, Inc., 7.75%, 07/01/26(b)		9	8,820
GTCR AP Finance, Inc., 8.00%, 05/15/27(b)		. 23	21,160
HUB International Ltd., 7.00%, 05/01/26(b)		106	104,940
NFP Corp., 8.00%, 07/15/25(b)		14	12,810

			271,082

Interactive Media & Services — 0.2%(b)
Match Group, Inc., 4.13%, 08/01/30		22	19,663
Rackspace Hosting, Inc., 8.63%, 11/15/24		21	18,847
Twitter, Inc., 3.88%, 12/15/27		12	11,543

			50,053

Internet & Direct Marketing Retail — 0.1%
Go Daddy Operating Co. LLC, 5.25%, 12/01/27(b)		15	15,138

IT Services — 1.5%(b)
Banff Merger Sub, Inc., 9.75%, 09/01/26		160	140,800
Booz Allen Hamilton, Inc., 5.13%, 05/01/25		. 67	65,660
Gartner, Inc., 5.13%, 04/01/25		2	1,955
Presidio Holdings, Inc.:
4.88%, 02/01/27		37	33,115
8.25%, 02/01/28		21	18,506
Science Applications International Corp.,
4.88%, 04/01/28		23	22,080
Tempo Acquisition LLC, 6.75%, 06/01/25		67	61,309
WEX, Inc., 4.75%, 02/01/23		16	15,360

			358,785

Leisure Products — 0.4%
Mattel, Inc.:
6.75%, 12/31/25(b)		55	55,930
5.88%, 12/15/27(b)		19	19,528
6.20%, 10/01/40		2	1,655
5.45%, 11/01/41		12	9,480

			86,593

Life Sciences Tools & Services — 0.9%(b)
Avantor, Inc.:
6.00%, 10/01/24		102	106,865
9.00%, 10/01/25		68	71,584
Charles River Laboratories International, Inc.:
5.50%, 04/01/26		16	16,480
4.25%, 05/01/28		20	19,278

			214,207

Machinery — 1.5%
Amsted Industries, Inc., 5.63%, 07/01/27(b)		. 15	14,594
Colfax Corp.(b):
6.00%, 02/15/24		18	17,370
6.38%, 02/15/26		23	22,655
EnPro Industries, Inc., 5.75%, 10/15/26		11	10,587
Grinding Media, Inc., 7.38%, 12/15/23(b)		28	26,118
Husky III Holding Ltd., 13.00%, (13.00% Cash or 13.75% PIK), 02/15/25(b)(f)		29	21,300
Manitowoc Co., Inc. (The), 9.00%, 04/01/26(b)		2	1,770
Mueller Water Products, Inc., 5.50%, 06/15/26(b)		38	36,765
Navistar International Corp., 6.63%, 11/01/25(b)		35	29,138

5

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock High Yield Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Machinery (continued)
RBS Global, Inc., 4.88%, 12/15/25(b)	USD	48	$44,880
SPX FLOW, Inc., 5.63%, 08/15/24(b)		29	28,130
Stevens Holding Co., Inc., 6.13%, 10/01/26(b)		20	19,758
Terex Corp., 5.63%, 02/01/25(b)		18	16,922
Titan Acquisition Ltd., 7.75%, 04/15/26(b)		52	43,420
Wabash National Corp., 5.50%, 10/01/25(b)		23	18,285

			351,692

Media — 6.1%
Altice Financing SA, 7.50%, 05/15/26(b)		200	193,780
AMC Networks, Inc.:
5.00%, 04/01/24		2	1,920
4.75%, 08/01/25		14	13,615
Block Communications, Inc., 4.88%, 03/01/28(b)		12	11,160
Clear Channel Worldwide Holdings, Inc.(b):
9.25%, 02/15/24		39	33,442
5.13%, 08/15/27		167	158,024
CSC Holdings LLC:
5.25%, 06/01/24		9	9,023
5.38%, 02/01/28(b)		200	204,000
6.50%, 02/01/29(b)		200	215,698
Diamond Sports Group LLC, 5.38%, 08/15/26(b)		60	48,751
DISH DBS Corp.:
6.75%, 06/01/21		11	11,154
5.88%, 07/15/22		150	146,073
5.00%, 03/15/23		23	22,006
7.75%, 07/01/26		14	14,385
DISH Network Corp.(h):
2.38%, 03/15/24		4	3,170
3.38%, 08/15/26		38	30,850
Entercom Media Corp., 6.50%, 05/01/27(b)		30	26,025
Fox Corp., 3.05%, 04/07/25		5	4,992
GCI LLC, 6.63%, 06/15/24(b)		15	14,850
iHeartCommunications, Inc., 4.75%, 01/15/28(b)		12	10,800
Lamar Media Corp., 4.00%, 02/15/30(b)		7	6,510
Meredith Corp., 6.88%, 02/01/26		4	3,509
Midcontinent Communications, 5.38%, 08/15/27(b)		16	15,492
Outfront Media Capital LLC, 5.00%, 08/15/27(b)		21	19,320
Radiate Holdco LLC(b):
6.88%, 02/15/23		11	10,010
6.63%, 02/15/25		16	13,600
Sirius XM Radio, Inc.(b):
4.63%, 07/15/24		14	14,209
5.00%, 08/01/27		34	34,507
5.50%, 07/01/29		26	26,520
TEGNA, Inc., 5.50%, 09/15/24(b)		8	7,600
Terrier Media Buyer, Inc., 8.88%, 12/15/27(b)		54	45,630
Univision Communications, Inc.(b):
6.75%, 09/15/22		1	960
5.13%, 05/15/23		12	10,620
5.13%, 02/15/25		25	21,313
Videotron Ltd., 5.13%, 04/15/27(b)		44	44,000
WMG Acquisition Corp., 5.50%, 04/15/26(b)		12	11,730

			1,459,248

Metals & Mining — 3.3%
Allegheny Technologies, Inc., 5.88%, 12/01/27		15	12,487
Arconic Corp., 6.13%, 02/15/28(b)		22	22,495
Big River Steel LLC, 7.25%, 09/01/25(b)		23	20,930
Cleveland-Cliffs, Inc., 6.75%, 03/15/26(b)		17	15,130
Constellium SE, 5.88%, 02/15/26(b)		250	217,500
Freeport-McMoRan, Inc.:
3.55%, 03/01/22		5	4,831
3.88%, 03/15/23		103	97,335
4.25%, 03/01/30		36	31,320

Security	Par (000)		Value

Metals & Mining (continued)
5.45%, 03/15/43	USD	187	$167,365
Kaiser Aluminum Corp., 4.63%, 03/01/28(b)		14	12,425
New Gold, Inc.(b):
6.25%, 11/15/22		28	27,195
6.38%, 05/15/25		18	16,729
Novelis Corp.(b):
5.88%, 09/30/26		79	77,528
4.75%, 01/30/30		80	71,200

			794,470

Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc., 5.00%, 12/15/21 7			6,405

Oil, Gas & Consumable Fuels — 5.4%
Apache Corp., 3.25%, 04/15/22		2	1,502
Ascent Resources Utica Holdings LLC, 10.00%, 04/01/22(b)		51	29,835
Baytex Energy Corp., 8.75%, 04/01/27(b)		25	9,537
Buckeye Partners LP:
4.13%, 03/01/25(b)		19	16,017
3.95%, 12/01/26		6	4,918
4.50%, 03/01/28(b)		29	23,780
5.85%, 11/15/43		12	8,037
5.60%, 10/15/44		11	6,930
Callon Petroleum Co.:
6.25%, 04/15/23		25	5,938
6.13%, 10/01/24		25	4,437
8.25%, 07/15/25		23	3,680
6.38%, 07/01/26		17	2,847
Centennial Resource Production LLC, 6.88%, 04/01/27(b)		22	5,390
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27		7	6,217
Cheniere Energy Partners LP:
5.63%, 10/01/26		31	28,520
4.50%, 10/01/29(b)		39	33,930
Chesapeake Energy Corp., 11.50%, 01/01/25(b)		47	7,990
Cimarex Energy Co., 4.38%, 06/01/24		2	1,576
CNX Resources Corp., 5.88%, 04/15/22		45	41,175
Comstock Resources, Inc.:
7.50%, 05/15/25(b)		27	17,550
9.75%, 08/15/26		12	8,548
Continental Resources, Inc., 5.00%, 09/15/22		2	1,276
Crestwood Midstream Partners LP, 5.63%, 05/01/27(b)		42	23,088
CrownRock LP, 5.63%, 10/15/25(b)		99	51,480
CVR Energy, Inc.(b):
5.25%, 02/15/25		21	16,327
5.75%, 02/15/28		7	5,233
DCP Midstream Operating LP:
5.38%, 07/15/25		10	6,828
5.13%, 05/15/29		11	6,929
6.45%, 11/03/36(b)		17	8,155
6.75%, 09/15/37(b)		29	15,660
Denbury Resources, Inc., 9.00%, 05/15/21(b)		20	5,850
Diamondback Energy, Inc., 3.50%, 12/01/29		3	2,040
Endeavor Energy Resources LP(b):
5.50%, 01/30/26		51	35,201
5.75%, 01/30/28		32	21,760
EnLink Midstream LLC, 5.38%, 06/01/29		8	4,160
EnLink Midstream Partners LP:
4.40%, 04/01/24		17	8,580
4.85%, 07/15/26		2	983
5.60%, 04/01/44		18	6,075
5.05%, 04/01/45		3	1,094

6

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock High Yield Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
EQT Corp.: 3.90%, 10/01/27	USD 5	$3,449
7.00%, 02/01/30(g)	2	1,490
Extraction Oil & Gas, Inc.(b):
7.38%, 05/15/24	46	8,165
5.63%, 02/01/26	38	6,270
Genesis Energy LP:
6.00%, 05/15/23	16	11,605
5.63%, 06/15/24	14	9,800
6.50%, 10/01/25	11	7,951
7.75%, 02/01/28	15	10,443
Great Western Petroleum LLC, 9.00%, 09/30/21(b)	49	31,360
Hess Midstream Operations LP(b):
5.63%, 02/15/26	10	7,061
5.13%, 06/15/28	14	9,839
Holly Energy Partners LP, 5.00%, 02/01/28(b)	19	15,913
Indigo Natural Resources LLC, 6.88%, 02/15/26(b)	43	28,380
Matador Resources Co., 5.88%, 09/15/26	29	8,497
MEG Energy Corp.(b):
7.00%, 03/31/24	4	1,845
6.50%, 01/15/25	44	27,830
7.13%, 02/01/27	28	13,835
MPLX LP, 6.38%, 05/01/24(b)	8	7,177
Murphy Oil Corp.:
5.75%, 08/15/25	3	1,605
5.87%, 12/01/42(g)	3	1,230
NGPL PipeCo LLC, 7.77%, 12/15/37(b)	25	24,888
NuStar Logistics LP, 6.00%, 06/01/26	13	9,620
Occidental Petroleum Corp.:
Series 1, 4.10%, 02/01/21	12	10,200
4.85%, 03/15/21	9	7,555
2.60%, 08/13/21	16	12,581
2.70%, 08/15/22	11	7,843
Parkland Fuel Corp., 5.88%, 07/15/27(b)	23	21,560
Parsley Energy LLC(b):
5.38%, 01/15/25	23	17,767
5.25%, 08/15/25	6	4,560
5.63%, 10/15/27	15	10,575
4.13%, 02/15/28	22	14,960
PBF Holding Co. LLC:
7.25%, 06/15/25	5	3,351
6.00%, 02/15/28(b)	10	6,600
PDC Energy, Inc.:
1.13%, 09/15/21(h)	18	14,682
6.13%, 09/15/24	4	2,135
6.25%, 12/01/25	4	1,959
5.75%, 05/15/26	17	9,520
QEP Resources, Inc.:
6.88%, 03/01/21	5	2,550
5.38%, 10/01/22	41	19,270
5.25%, 05/01/23	7	2,590
5.63%, 03/01/26	21	7,665
Range Resources Corp.:
5.88%, 07/01/22	3	2,160
5.00%, 08/15/22	8	5,998
SM Energy Co.:
1.50%, 07/01/21(h)	59	21,306
6.13%, 11/15/22	30	12,694
5.00%, 01/15/24	4	1,320
5.63%, 06/01/25	4	1,090
6.75%, 09/15/26	5	1,500
6.63%, 01/15/27	4	1,164
Southwestern Energy Co., 4.10%, 03/15/22.	20	15,000

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Sunoco LP: 5.50%, 02/15/26	USD 3	$2,596
6.00%, 04/15/27	13	11,180
5.88%, 03/15/28	2	1,660
Tallgrass Energy Partners LP(b):
5.50%, 09/15/24	34	18,700
6.00%, 03/01/27	8	4,240
Targa Resources Partners LP:
5.13%, 02/01/25	27	23,015
5.88%, 04/15/26	5	4,150
6.50%, 07/15/27	33	28,132
5.00%, 01/15/28	16	12,897
6.88%, 01/15/29	66	53,130
5.50%, 03/01/30(b)	34	26,262
TerraForm Power Operating LLC(b):
4.25%, 01/31/23	22	21,835
5.00%, 01/31/28	16	16,765
4.75%, 01/15/30	26	25,220
Viper Energy Partners LP, 5.38%, 11/01/27(b) 11		9,240
WPX Energy, Inc.:
8.25%, 08/01/23	9	6,615
5.25%, 09/15/24	9	5,490
5.75%, 06/01/26	11	6,270
5.25%, 10/15/27	7	3,850
4.50%, 01/15/30	37	20,091

		1,278,819

Paper & Forest Products — 0.1%
Norbord, Inc., 6.25%, 04/15/23(b)	22	21,230

Pharmaceuticals — 2.1%
Bausch Health Americas, Inc.(b):
9.25%, 04/01/26	26	27,477
8.50%, 01/31/27	63	65,835
Bausch Health Cos., Inc.(b):
5.88%, 05/15/23	1	995
7.00%, 03/15/24	4	4,075
6.13%, 04/15/25	52	51,220
5.50%, 11/01/25	11	11,113
9.00%, 12/15/25	31	32,680
5.75%, 08/15/27	33	33,977
7.00%, 01/15/28	35	35,924
5.00%, 01/30/28	21	19,881
7.25%, 05/30/29	38	39,437
5.25%, 01/30/30	22	20,802
Catalent Pharma Solutions, Inc.(b):
4.88%, 01/15/26	35	33,950
5.00%, 07/15/27	22	21,340
Elanco Animal Health, Inc., 5.65%, 08/28/28(g)	6	6,326
Par Pharmaceutical, Inc., 7.50%, 04/01/27(b)	85	84,575

		489,607

Professional Services — 1.2%(b)
ASGN, Inc., 4.63%, 05/15/28	20	18,578
Dun & Bradstreet Corp. (The):
6.88%, 08/15/26	52	54,080
10.25%, 02/15/27	44	46,640
Jaguar Holding Co. II, 6.38%, 08/01/23	153	155,677

		274,975

Real Estate Management & Development — 0.2%
Five Point Operating Co. LP, 7.88%, 11/15/25(b)	23	19,780
Howard Hughes Corp. (The), 5.38%, 03/15/25(b)	10	9,675
Newmark Group, Inc., 6.13%, 11/15/23	10	10,172

		39,627

7

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock High Yield Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Road & Rail — 0.3%(b)
Capitol Investment Merger Sub 2 LLC, 10.00%, 08/01/24	USD	25	$22,500
Uber Technologies, Inc.:
7.50%, 11/01/23		25	24,314
8.00%, 11/01/26		14	13,895
7.50%, 09/15/27		14	13,821

			74,530

Semiconductors & Semiconductor Equipment — 0.2%
Advanced Micro Devices, Inc., 7.50%, 08/15/22		10	10,600
Entegris, Inc., 4.63%, 02/10/26(b)		5	4,750
NVIDIA Corp., 2.85%, 04/01/30		5	5,218
Qorvo, Inc.:
5.50%, 07/15/26		19	19,860
4.38%, 10/15/29(b)		8	7,440

			47,868

Software — 4.5%
ACI Worldwide, Inc., 5.75%, 08/15/26(b)		76	75,240
Ascend Learning LLC:
6.88%, 08/01/25(b)		69	66,930
Camelot Finance SA, 4.50%, 11/01/26(b)		58	56,260
Castle US Holding Corp., 9.50%, 02/15/28(b)		29	27,550
CDK Global, Inc.:
4.88%, 06/01/27		47	48,175
5.25%, 05/15/29(b)		15	15,300
Change Healthcare Holdings LLC, 5.75%, 03/01/25(b)		59	54,280
Fair Isaac Corp., 4.00%, 06/15/28(b)		5	4,738
Genesys Telecommunications Laboratories, Inc., 10.00%, 11/30/24(b)		94	96,142
Nuance Communications, Inc., 5.63%, 12/15/26		29	28,222
Open Text Corp., 3.88%, 02/15/28(b)		37	34,780
Open Text Holdings, Inc., 4.13%, 02/15/30(b)		33	31,028
Oracle Corp., 2.95%, 04/01/30		138	138,950
PTC, Inc.(b):
3.63%, 02/15/25		16	14,960
4.00%, 02/15/28		18	17,285
RP Crown Parent LLC, 7.38%, 10/15/24(b)		62	59,074
Solera LLC, 10.50%, 03/01/24(b)		204	199,920
Sophia LP, 9.00%, 09/30/23(b)		29	29,000
SS&C Technologies, Inc., 5.50%, 09/30/27(b)		69	71,913

			1,069,747

Specialty Retail — 1.1%
Asbury Automotive Group, Inc.(b):
4.50%, 03/01/28		16	13,600
4.75%, 03/01/30		15	12,750
Group 1 Automotive, Inc.:
5.00%, 06/01/22(g)		5	4,600
5.25%, 12/15/23(b)		4	4,105
Home Depot, Inc. (The):
2.70%, 04/15/30		10	10,168
3.35%, 04/15/50		5	5,224
L Brands, Inc.:
6.88%, 11/01/35		43	31,820
6.75%, 07/01/36		5	3,600
Murphy Oil USA, Inc., 4.75%, 09/15/29		15	14,063
Penske Automotive Group, Inc., 5.50%,
05/15/26		12	10,946
PetSmart, Inc.(b):
7.13%, 03/15/23		24	22,350
5.88%, 06/01/25		31	30,535
SRS Distribution, Inc., 8.25%, 07/01/26(b)		42	31,920
Staples, Inc., 7.50%, 04/15/26(b)		79	69,816

			265,497

Security	Par (000)		Value

Technology Hardware, Storage & Peripherals — 0.5%
Dell International LLC, 7.13%, 06/15/24(b)	USD	29	$29,943
NCR Corp.(b):
5.75%, 09/01/27		7	6,370
6.13%, 09/01/29		20	18,678
Western Digital Corp., 4.75%, 02/15/26		57	57,855
Xerox Corp., 4.80%, 03/01/35		18	14,580

			127,426

Textiles, Apparel & Luxury Goods — 0.0%
William Carter Co. (The), 5.63%, 03/15/27(b)		9	8,708

Thrifts & Mortgage Finance — 0.5%(b)
Ladder Capital Finance Holdings LLLP, 4.25%, 02/01/27		66	52,140
Nationstar Mortgage Holdings, Inc.:
8.13%, 07/15/23		25	24,445
9.13%, 07/15/26		12	10,860
6.00%, 01/15/27		28	23,800

			111,245

Trading Companies & Distributors — 1.0%
Beacon Roofing Supply, Inc.(b):
4.88%, 11/01/25		5	4,513
4.50%, 11/15/26		8	7,382
HD Supply, Inc., 5.38%, 10/15/26(b)		137	133,181
Herc Holdings, Inc., 5.50%, 07/15/27(b)		24	22,320
United Rentals North America, Inc.:
5.50%, 07/15/25		3	2,940
4.63%, 10/15/25		28	26,880
5.88%, 09/15/26		4	4,051
4.88%, 01/15/28		15	14,550
4.00%, 07/15/30		15	13,425

			229,242

Wireless Telecommunication Services — 1.8%
Connect Finco SARL, 6.75%, 10/01/26(b)		209	172,686
Gogo Intermediate Holdings LLC, 9.88%, 05/01/24(b)		33	26,070
Hughes Satellite Systems Corp., 5.25%, 08/01/26		9	8,910
Sprint Corp.:
7.88%, 09/15/23		35	38,415
7.13%, 06/15/24		15	16,465
7.63%, 02/15/25		35	38,675
7.63%, 03/01/26		36	40,745
T-Mobile USA, Inc.:
4.00%, 04/15/22		10	10,025
6.50%, 01/15/26		18	18,900
4.50%, 02/01/26		33	33,743
4.75%, 02/01/28		14	14,585
Xplornet Communications, Inc., 9.63%, (9.63%
Cash or 10.63% PIK), 06/01/22(b)(f)		14	12,732

			431,951

Total Corporate Bonds — 83.8%
(Cost: $22,003,192)			19,890,606

Floating Rate Loan Interests — 9.5%(i)

Aerospace & Defense — 0.1%
Sequa Mezzanine Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 5.00%),
6.74%, 11/28/21		19	15,511

Auto Components — 0.1%
Panther BF Aggregator 2 LP, Term Loan
B, (LIBOR USD 1 Month + 3.50%),
4.44%, 04/30/26(j)		24	21,915

8

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock High Yield Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Automobiles — 0.0%
Dealer Tire LLC, Term Loan B1, (LIBOR USD 1 Month + 4.25%), 5.24%, 12/12/25	USD	7	$5,656

Building Products — 0.0%
CPG Merger Sub LLC, Term Loan, (LIBOR USD 3 Month + 3.75%), 5.93%, 05/05/24		10	8,695

Capital Markets — 0.0%
Jefferies Finance LLC, Term Loan, (LIBOR USD 1 Month + 3.25%), 4.25%, 06/03/26		11	8,728

Chemicals — 0.4%
Alpha 3 BV, Term Loan, 01/31/24(j)(k)		62	56,535
Ascend Performance Materials LLC, Term Loan B, (LIBOR USD 3 Month + 5.25%), 6.70%, 08/14/26(j)		39	32,596
Invictus Co., Term Loan B26, (LIBOR USD 3 Month + 6.75%), 8.53%, 03/30/26(j)		5	3,675
Momentive Performance Materials, Inc., Term Loan, (LIBOR USD 1 Month + 3.25%), 4.24%, 05/15/24		8	6,072

			98,878

Commercial Services & Supplies — 0.6%
Advanced Disposal Services, Inc., Term Loan, 11/10/23(k)		4	3,708
Brand Energy & Infrastructure Services, Inc., Term Loan, (LIBOR USD 3 Month + 4.25%), 5.70% - 6.12%, 06/21/24		130	103,249
Diamond (BC) BV, Term Loan, (LIBOR USD 3 Month + 3.00%), 4.78%, 09/06/24		19	13,953
GFL Environmental, Inc., Term Loan B, (LIBOR USD 1 Month + 3.00%), 3.99% - 4.00%, 05/30/25		13	12,262
Tempo Acquisition LLC, Term Loan, 05/01/24(k)		3	2,430

			135,602

Construction & Engineering — 0.1%
SRS Distribution, Inc., Term Loan B, (LIBOR USD 1 Month + 3.00%), 3.99% - 4.07%, 05/23/25		30	24,976

Containers & Packaging — 0.1%
BWAY Holding Co., Term Loan, (LIBOR USD 3 Month + 3.25%), 5.08%, 04/03/24		16	12,838
Charter NEX US, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.50%), 4.49%, 05/16/24		8	6,788

			19,626

Diversified Consumer Services — 0.1%
Maverick Purchaser Sub LLC, Term Loan, (LIBOR USD 1 Month + 4.00%), 4.99%, 01/29/27		7	6,440
Sotheby’s, Inc., Term Loan B, (LIBOR USD 1 Month + 5.50%), 6.50%, 01/15/27		11	8,585
TierPoint LLC, Term Loan, (LIBOR USD 1 Month + 3.75%), 4.75%, 05/06/24		14	12,003

			27,028

Diversified Financial Services — 0.3%
Advisor Group Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 5.00%), 5.99%, 07/31/26		9	6,606
Deerfield Dakota Holding LLC, Term Loan, 12/30/30(j)(k)		8	6,538
Triton Bidco, Term Loan B, (LIBOR USD 6 Month + 4.50%), 5.49%, 09/23/26		47	36,616

Security	Par (000)		Value

Diversified Financial Services (continued)
VS Buyer LLC, Term Loan B, (LIBOR USD 3
Month + 3.25%), 4.86%, 02/28/27(j)	USD	7	$6,685
WP CPP Holdings, Term Loan B, (LIBOR USD
3 Month + 3.75%), 5.36% - 5.53%, 03/16/25		6	4,444

			60,889

Diversified Telecommunication Services — 1.2%
Altice France SA, Term Loan, (LIBOR USD 1 Month + 4.00%), 4.70%, 08/14/26		14	13,548
CenturyLink, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 3.24%, 03/15/27		45	41,880
Frontier Communications Corp., Term Loan B, 06/15/24(k)		59	56,243
Ligado Networks LLC, 1st Lien Term Loan, (LIBOR USD 3 Month + 0.00%), 11.20% (11.20% Cash or 0.00% PIK),, 12/07/20(f)(j)		88	52,377
Ligado Networks LLC, Term Loan,
13.50%, 12/07/20(l)		90	12,599
Zayo Group LLC, Term Loan, 03/09/27(k)		114	107,160

			283,807

Energy Equipment & Services — 0.5%
McDermott International, Inc., Term Loan, 10/21/20(k)		13	11,653
Mcdermott Technology, Term Loan, (LIBOR USD 6 Month + 9.00%), 10.65%, 10/23/20		25	22,364
Pioneer Energy Services Corp., Term Loan, (LIBOR USD 3 Month + 6.75%), 10.00%, 11/08/22(j)		80	75,200

			109,217

Entertainment — 0.0%
Renaissance Learning, Inc., Term Loan, 05/24/25(k)		1	531

Health Care Equipment & Supplies — 0.4%
Immucor, Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 5.00%), 6.45%, 06/15/21		82	70,204
Sotera Health Holdings LLC, Term Loan, (LIBOR USD 1 Month + 4.50%), 5.50%, 11/20/26		42	36,370

			106,574

Health Care Providers & Services — 0.6%
AHP Health Partners, Inc., Term Loan, (LIBOR USD 1 Month + 4.50%), 5.50%, 06/30/25		14	11,885
Azalea TopCo, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 4.49%, 07/24/26(j)		14	12,633
Envision Healthcare Corp., Term Loan, (LIBOR USD 1 Month + 3.75%), 4.74%, 10/10/25		91	45,761
Gentiva Health Services, Inc., Term Loan B, (LIBOR USD 1 Month + 3.25%), 4.25%, 07/02/25(j)		15	13,992
Ortho-Clinical Diagnostics, Inc., Term Loan B, (LIBOR USD 1 Month + 3.25%), 4.77%, 06/30/25		14	11,771
Quorum Health Corp., 1st Lien Term Loan, (LIBOR USD 3 Month + 6.75%), 8.53%, 04/29/22		19	15,137
Regionalcare Hospital, Term Loan B, 11/16/25(k)		9	8,770
WCG Purchaser Corp., Term Loan, (LIBOR USD 3 Month + 4.00%), 5.87%, 01/08/27(j)		18	16,920

			136,869

Health Care Technology — 0.2%
Athenahealth, Inc., Term Loan B, (LIBOR USD 3 Month + 4.50%), 5.28%, 02/05/26(j)		54	50,288

9

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock High Yield Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hotels, Restaurants & Leisure — 0.1%
Stars Group Holdings BV, Term Loan, 07/10/25(k)	USD 13	$12,034

Independent Power and Renewable Electricity Producers — 0.0%
Calpine Corp., Term Loan, (LIBOR USD 1 Month + 2.00%), 2.99%, 08/12/26(j)	2	1,427

Industrial Conglomerates — 0.2%(j)
PSAV Holdings LLC, 2nd Lien Term Loan, (LIBOR USD 3 Month + 7.25%), 9.01%, 09/01/25	26	15,852
Vertiv Group Corp., Term Loan, 03/02/27(k)	32	27,520

		43,372

Insurance — 0.5%
Asurion LLC, 2nd Lien Term Loan B2, (LIBOR USD 1 Month + 6.50%), 7.49%, 08/04/25	46	41,918
Asurion LLC, Term Loan B4, 08/04/22(k)	4	3,674
Hub International Ltd., Term Loan B, (LIBOR USD 3 Month + 4.00%), 5.69%, 04/25/25	17	15,898
Sedgwick, 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 4.24%, 12/31/25	31	27,588
Sedgwick, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 4.00%), 4.99%, 09/03/26	23	20,459

		109,537

IT Services — 0.7%
Boxer Parent Co., Inc., Term Loan B, 10/02/25(k)	14	11,554
Camelot U.S. Acquisition 1 Co., Term Loan B, (LIBOR USD 1 Month + 3.25%), 4.24%, 10/30/26(j)	16	15,002
CCC Information Services, Inc., Term Loan, 04/29/24(k)	4	3,223
Mitchell International, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 4.24%, 11/29/24	11	9,413
Mitchell International, Inc., 2nd Lien Term Loan, (LIBOR USD 1 Month + 7.25%), 8.24%, 12/01/25	10	7,500
Peak 10 Holding Corp., 2nd Lien Term Loan, (LIBOR USD 3 Month + 7.25%), 8.71%, 08/01/25	7	2,648
Pug LLC, Term Loan, (LIBOR USD 1 Month + 3.50%), 4.49%, 02/12/27(j)	16	13,298
Solera LLC, Term Loan B1, 03/03/23(k)	11	10,231
SS&C Technologies Holdings, Inc., Term Loan B, (LIBOR USD 1 Month + 1.75%), 2.74%, 04/16/25	12	11,040
Verscend Holding Corp., Term Loan B, (LIBOR USD 1 Month + 4.50%), 5.49%, 08/27/25(j)	83	77,671

		161,580

Machinery — 0.3%
Ingersoll-Rand Services Co., Term Loan, (LIBOR USD 1 Month + 1.75%), 2.74%, 03/01/27	8	7,480
MHI Holdings LLC, Term Loan B, (LIBOR USD 1 Month + 5.00%), 5.99%, 09/21/26	20	16,459
Titan Acquisition Ltd., Term Loan, (LIBOR USD 3 Month + 3.00%), 4.45%, 03/28/25	72	58,371

		82,310

Media — 1.2%
Ascend Learning LLC, Term Loan B, 07/12/24(k)	5	4,430
Clear Channel Outdoor Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 4.49%, 08/21/26	65	54,960

Security	Par (000)	Value

Media (continued)
Intelsat Jackson Holdings SA, Term Loan: (LIBOR USD 3 Month + 3.75%), 5.68%, 11/27/23	USD 8	$7,654
(LIBOR USD 6 Month + 4.50%),
6.43%, 01/02/24	31	28,502
6.63%, 01/02/24(l)	164	151,674
Learfield Communications LLC, Term Loan, (LIBOR USD 1 Month + 3.25%), 4.25%, 12/01/23	7	4,577
Terrier Media Buyer, Inc., Term Loan, 12/17/26(k)	14	12,108
Xplornet Communications, Inc., Term
Loan, (LIBOR USD 3 Month + 4.00%), 5.45%, 09/09/21(j)	17	16,299

		280,204

Oil, Gas & Consumable Fuels — 0.3%
California Resources Corp., Term Loan, (LIBOR USD 3 Month + 10.38%), 11.99%, 12/31/21	45	2,142
Chesapeake Energy Corp., Term Loan, (LIBOR USD 1 Month + 8.00%), 9.00%, 06/24/24	129	49,665
CNX Resources Corp., Term Loan, (LIBOR USD 1 Month + 4.50%), 5.49%, 11/28/22	13	8,493

		60,300

Pharmaceuticals — 0.3%
Bausch Health Cos., Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 3.61%, 06/02/25	30	28,824
Endo Pharmaceuticals, Inc., Term Loan B, (LIBOR USD 1 Month + 4.25%), 5.25%, 04/29/24	20	18,016
Jaguar Holding Co. I, Term Loan, 08/18/22(k)	19	18,413

		65,253

Professional Services — 0.1%
Dun & Bradstreet Corp. (The), 1st Lien Term Loan B, 02/06/26(j)(k)	36	31,906

Road & Rail — 0.0%
Uber Technologies, Inc., Term Loan, 03/14/25(k)	12	11,365

Software — 0.9%
Castle US Holding Corp., Term Loan, (LIBOR USD 1 Month + 3.75%), 4.74%, 01/29/27(j)	19	15,069
Infor US, Inc., Term Loan, 02/01/22(k)	11	10,967
Informatica LLC, Term Loan: 7.13%, 02/25/25(j)(l)	39	34,320
(LIBOR USD 1 Month + 3.25%),
4.24%, 02/25/27	19	16,372
Kronos, Inc., 1st Lien Term Loan B, 11/01/23(k)	5	4,527
Kronos, Inc., 2nd Lien Term Loan B, (LIBOR USD 3 Month + 8.25%), 10.01%, 11/01/24	63	57,250
PowerSchool Group LLC, 1st Lien Term Loan, (LIBOR USD 3 Month + 3.00%), 4.74%, 07/31/25	9	7,599
Refinitiv US Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 3.25%), 4.24%, 10/01/25	17	16,080
RP Crown Parent LLC, 1st Lien Term Loan, 10/12/23(j)(k)	3	3,021
SS&C Technologies Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 1.75%), 2.74%, 04/16/25	8	7,512
TIBCO Software, Inc., 1st Lien Term Loan, 06/30/26(j)(k)	25	23,840
TIBCO Software, Inc., 2nd Lien Term Loan, (LIBOR USD 1 Month + 7.25%), 8.24%, 03/03/28(j)	18	16,740

10

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock High Yield Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Ultimate Software Group, Inc. (The), 1st Lien Term Loan, 05/04/26(k)	USD 10	$9,049

		222,346

Specialty Retail — 0.1%
PetSmart, Inc., Term Loan, 03/11/22(k)	37	35,575

Wireless Telecommunication Services — 0.1%
Sprint Communications, Inc., Term Loan, 02/02/24(j)(k)	15	15,287

Total Floating Rate Loan Interests — 9.5%
(Cost: $2,757,942)		2,247,286

	Beneficial Interest (000)

Other Interests — 0.0%(m)

Auto Components — 0.0%
Lear Corp., Escrow(a)(c)(j)	250	—

Capital Markets — 0.0%
Lehman Brothers Holdings Capital Trust
Escrow Bonds(a)(c)	140	1,470

Total Other Interests — 0.0%		1,470

	Par (000)

Capital Trusts — 3.2%

Banks — 3.1%(d)(i)
Bank of America Corp.:
Series X, 6.25%	66	66,990
Series Z, 6.50%	45	47,475
Series AA, 6.10%	116	117,160
Series DD, 6.30%	10	10,500
CIT Group, Inc., Series A, 5.80%	26	22,620
Citigroup, Inc., Series V, 4.70%	59	50,539
JPMorgan Chase & Co.:
Series V, 5.23%	65	56,420
Series Q, 5.15%	20	19,000
Series R, 6.00%	5	4,950
Series S, 6.75%	15	15,675

Security	Par (000)	Value

Banks (continued)
Series U, 6.13%	USD 7	$6,650
Series FF, 5.00%	110	103,316
Series X, 6.10%	78	79,482
Series HH, 4.60%	58	50,762
Wells Fargo & Co., Series U, 5.87%	92	93,380

		744,919

Capital Markets — 0.1%
Morgan Stanley, Series H, 5.44%(d)(i)	27	22,748

Total Capital Trusts — 3.2%
(Cost: $818,349)		767,667

Total Long-Term Investments — 97.4%
(Cost: $25,930,556)		23,116,528

	Shares

Short-Term Securities — 1.0%(n)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.21%*	221,304	221,304
JPMorgan U.S. Treasury Plus Money Market Fund, Agency Class, 0.27%	4,953	4,953

Total Short-Term Securities — 1.0%
(Cost: $226,257)		226,257

Total Options Purchased — 0.0%
(Cost: $6,671)		70

Total Investments Before Options Written — 98.4%
(Cost: $26,163,484)		23,342,855

Total Options Written — (0.0)%

(Premium Received — $1,090)		(14)

Total Investments Net of Options Written — 98.4%
(Cost: $26,162,394)		23,342,841

Other Assets Less Liabilities — 1.6%		378,826

Net Assets — 100.0%		$ 23,721,667

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Issuer filed for bankruptcy and/or is in default.
(d)	Perpetual security with no stated maturity date.
(e)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(h)	Convertible security.
(i)	Variable rate security. Rate shown is the rate in effect as of period end.
(j)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(k)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(l)	Fixed rate.
(m)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(n)	Annualized 7-day yield as of period end.
*

Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended March 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

11

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock High Yield Portfolio

Affiliated Issuer	Shares Held at 12/31/19	Shares Purchased	Shares Sold	Shares Held at 03/31/20	Value at 03/31/20	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class(b)	226,951	—	(5,647)	221,304	$221,304	$1,371	$—	$—

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).

12

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock High Yield Portfolio

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

CAD	7,000	USD	4,939	Deutsche Bank AG	04/03/20	$35
USD	5,245	CAD	7,000	HSBC Bank plc	04/03/20	270

						305

USD	4,941	CAD	7,000	Deutsche Bank AG	05/05/20	(35)

Net Unrealized Appreciation						$270

OTC Interest Rate Swaptions Purchased

	Paid by the Fund		Received by the Fund

Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value

Put 10-Year Interest Rate Swap(a)	2.20%	Semi-Annual	3 month LIBOR	Quarterly	Bank of America NA	06/22/20	2.20%	USD	1,090	$70

(a)	Forward settling swaption.

OTC Interest Rate Swaptions Written

	Paid by the Fund		Received by the Fund

Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value

Put 10-Year Interest Rate Swap(a)	2.70%	Semi-Annual	3 month LIBOR	Quarterly	Bank of America NA	06/22/20	2.70%	USD	1,090	$(14)

(a)	Forward settling swaption.

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating (a)		Notional Amount (000) (b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

CDX.NA.HY.34.V1	5.00%	Quarterly	06/20/25	B-	USD	268	$(16,759)	$(10,803)	$(5,956)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

13

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock High Yield Portfolio

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)		Notional Amount (000)	(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

CenturyLink, Inc.	1.00%	Quarterly	Barclays Bank plc	12/20/23	NR	USD	8		$(510)	$(457)	$(53)
Chesapeake Energy Corp.	5.00	Quarterly	Barclays Bank plc	12/20/23	CCC-	USD	8		(7,000)	11	(7,011)
Chesapeake Energy Corp.	5.00	Quarterly	Barclays Bank plc	12/20/23	CCC-	USD	16		(14,000)	112	(14,112)
CenturyLink, Inc.	1.00	Quarterly	Barclays Bank plc	06/20/25	NR	USD	6		(652)	(831)	179

									$(22,162)	$(1,165)	$(20,997)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

The following reference rates, and their values as of period end, are used for security descriptions:

Reference Index		Reference Rate
3 month LIBOR	London Interbank Offered Rate	1.45%

Glossary of Terms Used in this Report

Currency

CAD	Canadian Dollar
EUR	Euro
USD	United States Dollar

Portfolio Abbreviations

LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
OTC	Over-the-counter
PIK	Payment-In-Kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

14

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock High Yield Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$3,867	$—	$—	$3,867
Chemicals	76,034	—	—	76,034
Energy Equipment & Services	—	39	—	39
Equity Real Estate Investment Trusts (REITs)	69,054	—	—	69,054
Life Sciences Tools & Services	2,030	—	—	2,030
Media	5,496	—	—	5,496
Metals & Mining	26,133	—	—	26,133
Pharmaceuticals	26,846	—	—	26,846
Corporate Bonds (a)	—	19,890,606	—	19,890,606
Floating Rate Loan Interests:
Aerospace & Defense	—	15,511	—	15,511
Auto Components	—	—	21,915	21,915
Automobiles	—	5,656	—	5,656
Building Products	—	8,695	—	8,695
Capital Markets	—	8,728	—	8,728
Chemicals	—	6,072	92,806	98,878
Commercial Services & Supplies	—	135,602	—	135,602
Construction & Engineering	—	24,976	—	24,976
Containers & Packaging	—	19,626	—	19,626
Diversified Consumer Services	—	27,028	—	27,028
Diversified Financial Services	—	47,666	13,223	60,889
Diversified Telecommunication Services	—	231,430	52,377	283,807
Energy Equipment & Services	—	34,017	75,200	109,217
Entertainment	—	531	—	531
Health Care Equipment & Supplies	—	106,574	—	106,574
Health Care Providers & Services	—	93,324	43,545	136,869
Health Care Technology	—	—	50,288	50,288
Hotels, Restaurants & Leisure	—	12,034	—	12,034
Independent Power and Renewable Electricity Producers	—	—	1,427	1,427
Industrial Conglomerates	—	—	43,372	43,372
Insurance	—	109,537	—	109,537
IT Services	—	55,609	105,971	161,580

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Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock High Yield Portfolio

	Level 1	Level 2	Level 3	Total

Machinery	$—	$82,310	$—	$82,310
Media	—	263,905	16,299	280,204
Oil, Gas & Consumable Fuels	—	60,300	—	60,300
Pharmaceuticals	—	65,253	—	65,253
Professional Services	—	—	31,906	31,906
Road & Rail	—	11,365	—	11,365
Software	—	129,356	92,990	222,346
Specialty Retail	—	35,575	—	35,575
Wireless Telecommunication Services	—	—	15,287	15,287
Other Interests	—	1,470	—	1,470
Capital Trusts(a)	—	767,667	—	767,667
Short-Term Securities	226,257	—	—	226,257
Options Purchased:
Interest rate contracts	—	70	—	70

	$435,717	$22,250,532	$656,606	$23,342,855

Derivative Financial Instruments (b)
Assets:
Credit contracts	$—	$179	$—	$179
Foreign currency exchange contracts	—	305	—	305
Liabilities:
Credit contracts	—	(27,132)	—	(27,132)
Foreign currency exchange contracts	—	(35)	—	(35)
Interest rate contracts	—	(14)	—	(14)

	$—	$(26,697)	$—	$(26,697)

(a)	See above Schedule of Investments for values in each industry.
(b)

Derivative financial instruments are swaps, forward foreign currency exchange contracts and options written. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

Floating Rate Loan Interests

Investments:
Assets:
Opening balance, as of December 31, 2019	$155,113
Transfers into level 3 (a)	483,802
Transfers out of level 3	(9,575)
Accrued discounts/premiums	1,881
Net realized loss	(401)
Net change in unrealized depreciation (b)	(69,525)
Purchases	199,932
Sales	(104,621)

Closing balance, as of March 31, 2020	$656,606

Net change in unrealized depreciation on investments still held at March 31, 2020 (b)	$(69,082)

(a)

As of December 31, 2019, the Fund used observable inputs in determining the value of certain investments. As of March 31, 2020, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

(b)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2020 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

16